FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended:  March 31, 2012

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       Name:     Water Asset Management LLC
                       -------------------------------------

                       Address:  509 Madison Avenue, Suite 804
                                 New York, New York  10022
                       ----------------------------------------


                        Form 13F File Number: 028-14357
                        -------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph Kirincich

Title:    Chief Financial Officer

Phone:    212-754-5132


Signature, Place, and Date of Signing

/s/ Joseph Kirincich            New York, NY                  May 15, 2012
---------------------          --------------                --------------
[Signature]                    [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                None
                                                  ----

Form 13F Information Table Entry Total:            16
                                                   --

Form 13F Information Table Value Total:       $99,512 (thousands)
                                              --------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                           Water Asset Management LLC
                                    FORM 13F
                                 March 31, 2012


                            TITLE OF                 VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS       CUSIP     (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD     NONE
AMERICAN STS WTR CO          COM           029899101    6,147    170,085    SH         Sole              170,085
AMERICAN WTR WKS CO
   INC NEW                   COM           030420103    1,458     42,851    SH         Sole               42,851
AECOM TECHNOLOGY CORP
   DELAWA                    COM           00766T100    4,144    185,234    SH         Sole              185,234
CADIZ INC                    COM NEW       127537207   10,768  1,170,446    SH         Sole            1,170,446
POWERSHS DB MULTI SECT       DB
   COMM                      AGRICULT FD   73936B408    1,045     50,000    SH         Sole               50,000
LAYNE CHRISTENSEN CO         COM           521050104    7,332    329,534    SH         Sole              329,534
NORTHWEST PIPE CO            COM           667746101    2,879    135,552    SH         Sole              135,552
PENTAIR INC                  COM           709631105   10,335    217,085    SH         Sole              217,085
SJW CORP                     COM           784305104      671     27,820    SH         Sole               27,820
SMITH A O                    COM           831865209    3,249     72,270    SH         Sole               72,270
TRI-TECH HOLDING INC         SHS           G9103F106    2,309    317,638    SH         Sole              317,638
FLOWSERVE CORP               COM           34354P105    9,131     79,053    SH         Sole               79,053
HECKMANN CORP                COM           422680108    9,557  2,217,364    SH         Sole            2,217,364
TETRA TECH INC NEW           COM           88162G103   17,423    660,975    SH         Sole              660,975
WATTS WATER TECHNOLOGIES
   INC                       CL  A         942749102    5,768    141,542    SH         Sole              141,542
XYLEM INC                    COM           98419M100    7,296    262,909    SH         Sole              262,909




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